American Beacon Large Cap Value Fund

Supplement dated October 26, 2026 to the Prospectus and Summary Prospectus,

each dated March 1, 2026, as previously amended or supplemented

Effective November 1, 2026, Steven R. Gorham of Massachusetts Financial Services Company (“MFS”) is added as a Portfolio Manager of the American Beacon Large Cap Value Fund (the “Fund”). In addition, effective November 1, 2026, Katherine Cannan of MFS will leave MFS and will no longer serve as a Portfolio Manager of the Fund. Accordingly, effective November 1, 2026, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable. In addition, effective November 1, 2026, all references to Ms. Cannan in the Fund’s Prospectus and Summary Prospectus are removed.

1.	On page 28 of the Prospectus and page 6 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding MFS is deleted and replaced with the following:

Massachusetts Financial Services Company	Thomas P. Crowley Investment Officer and Portfolio Manager Since 2024	Steven R. Gorham Investment Officer and Portfolio Manager Since November 2026 (previously managed the Fund from 2010 to 2020)

2.	On page 62 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”),” the following changes are made effective November 1, 2026:

(a) The sentence “MFS serves as a sub-advisor to the American Beacon Large Cap Value Fund, and Nevin Chitkara, Katherine Cannan, and Thomas Crowley co-manage MFS’ Large Cap Value Equity strategy of the Fund.” is deleted and replaced with the following:

MFS serves as a sub-advisor to the American Beacon Large Cap Value Fund, and Thomas P. Crowley and Steven R. Gorham co-manage MFS’ Large Cap Value Equity strategy of the Fund.

(b) The paragraph relating to Katherine Cannan is deleted.

(c) The following is added after the paragraph relating to Thomas P. Crowley:

Steven R. Gorham is an Investment Officer of MFS and has been employed in the investment area of MFS since 1992.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LCV-20261026-SAI

American Beacon Large Cap Value Fund

Supplement dated October 26, 2026 to the Statement of Additional Information

dated March 1, 2026, as previously amended or supplemented

Effective November 1, 2026, Steven R. Gorham of Massachusetts Financial Services Company (“MFS”) is added as a Portfolio Manager of the American Beacon Large Cap Value Fund (the “Fund”). In addition, effective November 1, 2026, Katherine Cannan of MFS will leave MFS and will no longer serve as a Portfolio Manager of the Fund. Accordingly, effective November 1, 2026, the following changes are made to the Fund’s Statement of Additional Information, as applicable. In addition, effective November 1, 2026, all references to Ms. Cannan in the Fund’s Statement of Additional Information are removed.

1.	On page 65, under the heading “Portfolio Managers,” the table relating to MFS is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Massachusetts Financial Services Company
Thomas P. Crowley	8 ($63.4 bil)	2 ($7.6 bil)	16 ($7.4 bil)	None	None	None
Steven R. Gorham*	8 ($18.1 bil)	6 ($2.3 bil)	15 ($11.7 bil)	None	None	None

*As of September 30, 2026.

2.	On page 74, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to MFS is deleted and replaced with the following:
Name of Investment Advisor and Portfolio Managers	American Beacon Large Cap Value Fund
Massachusetts Financial Services Company
Thomas P. Crowley	None
Steven R. Gorham*	None

*As of September 30, 2026.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LCV-20261026-SAI